CONVERTIBLE PREFERRED STOCK - Additional Information (Detail) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage				10.50%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 1.00
Preferred Shares Face Value				$ 5,000
Dividends Payable, Current		$ 894,000	$ 537,000	$ 894,000	$ 537,000	$ 371,000
Description Of Preferred Stock				At the end of each calendar year, commencing December 31, 2009, any holders of Preferred Shares may elect to sell up to 1,000,000 Preferred Shares to the Corporation for an amount equal to 100% of the face value of the Preferred Shares to be sold, times the put multiplier for the sale date, which is 1.25 for put dates on or after January 1, 2011, plus all dividends accrued, unpaid and accumulated thereon up to and including the date of redemption (the “Put Price”).